GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of carrying amount of goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of beginning of the year	$ 123,717	$ 123,717
Goodwill acquired	29,524	0
Closing balance	$ 153,241	$ 123,717